Securities Act File No. 333-207366

As filed with the Securities and Exchange Commission on January 15, 2016

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California Street, Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California Street, Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on immediately pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended

This Post-Effective Amendment consists of the following:

(1)	Facing Sheet of the Registrant Statement.

(2)	Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-207366) filed with the Securities and Exchange Commission on November 16, 2015 (SEC Accession No 0001193125-15-378299).

This Post-Effective Amendment is being filed solely for the purpose of filing the final counsel tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

1	Amended and Restated Declaration of Trust to be filed by subsequent amendment

2	Bylaws of Registrant filed with PEA No. 72 on April 29, 2008

3	n/a

4	Form of Agreement and Plan of Reorganization (See Exhibit A to the Information Statement/Prospectus)

5	See Exhibits 1 and 2

6	Investment Advisory Agreements

(1)	Management Agreement between Registrant and Transamerica Asset Management, Inc. (“TAM”) to be filed by subsequent amendment

(2)	Sub-Advisory Agreement between TAM and Aegon USA Investment Management, LLC dated March 22, 2011 and filed with PEA 95 on April 29, 2011

	a.	Amendment dated August 1, 2014 to Sub-Advisory Agreement with Aegon Investment Management, LLC filed with PEA 127 on November 7, 2014 on behalf Transamerica Asset Allocation - Conservative VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Asset Allocation – Moderate VP, VP, Transamerica Voya Balanced Allocation VP, Transamerica Voya Conservative Allocation VP, Transamerica Voya Moderate Growth Allocation VP

7	Amended and Restated Distribution Agreement dated November 1, 2007 filed with PEA No. 72 to the Registration Statement on April 29, 2008

	a.	Amendment to Distribution Agreement dated May 1, 2008 filed with PEA No. 73 to the Registration Statement on August 25, 2008

	b.	Amended Schedule I dated May 1, 2015 filed with PEA No. 1 to the Registration Statement on Form N-14 on November 16, 2015

8	Amended and Restated Trustees’ Deferred Compensation Plan dated January 1, 2010 filed with Transamerica Funds’ PEA No. 108 to the Registration Statement on February 26, 2010 (File no. 033-02659)

9	Custodian Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2011 filed with Transamerica Funds’ PEA 126 on April 29, 2011 (File no. 033-02659)

(1)	Amendment to Custodian Agreement dated December 17, 2012 filed with PEA No. 116 to the Registration Statement on February 12, 2013

	a.	Amended Appendix A-1 filed with PEA No. 1 to the Registration Statement on Form N-14 on November 16, 2015

10	Plan of Distribution under Rule 12b-1

(1)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated November 1, 2007 filed with PEA No. 72 to the Registration Statement on April 29, 2008

	a.	Amendment to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 1, 2008 filed with PEA No. 73 to the Registration Statement on August 25, 2008

	b.	Amended Schedule A filed with PEA No. 1 to the Registration Statement on Form N-14 on November 16, 2015

(2)	Multiple Class Plan dated January 22, 2009 filed with PEA No. 80 to the Registration Statement on April 30, 2009

11	Opinion of counsel as to the legality of the securities filed with Part C to the Registration Statement on Form N-14 on October 9, 2015.

12	Opinion of counsel as to tax matters (filed herein)

13	Other Material Contracts

(1)	Administrative Services Agreement between Registrant and Transamerica Fund Services, Inc. dated July 15, 2010 filed with PEA 93 on August 13, 2010

	a.	Amended Schedule A filed with PEA No. 1 to the Registration Statement on Form N-14 on November 16, 2015

(2)	Transfer Agency Agreement, as amended through May 1, 2008, filed with PEA No. 80 to the Registration Statement on April 30, 2009

(3)	Expense Limitation Agreement filed with PEA No. 67 to the Registration Statement on February 28, 2007

	a.	Amendment to Expense Limitation Agreement dated May 1, 2008 filed with PEA No. 73 to the Registration Statement on August 25, 2008

	b.	Amendment to Expense Limitation Agreement dated July 1, 2009 filed with PEA No. 83 to the Registration Statement on August 14, 2009

	c.	Amendment and Restated Expense Limitation Agreement dated May 1, 2011 filed with PEA No. 95 to the Registration Statement on April 29, 2011

	d.	Amended Schedule A and B filed with PEA No. 1 to the Registration Statement on Form N-14 on November 16, 2015

(4)	Participation Agreement between TST and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and Transamerica Premier Life Insurance Company, filed with PEA No. 70 to the Registration Statement on July 31, 2007

	a.	Amendment dated May 1, 2010 filed with PEA No. 91 to the Registration Statement on April 28, 2010

	b.	Amendment dated May 1, 2011 filed with PEA No. 95 to the Registration Statement on April 29, 2011

	c.	Amendment dated May 1, 2012 filed with PEA No. 106 to the Registration Statement on April 26, 2012

	d.	Amendment dated September 17, 2012 filed with PEA No. 106 to the Registration Statement on April 26, 2012

	e.	Amendment dated May 1, 2013 and updated Schedule dated May 1, 2014 filed with PEA No. 123 to the Registration Statement on April 30, 2014

	f.	Amendment dated November 10, 2014 to Participation Agreement between TST and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and Transamerica Premier Life Insurance Company filed with PEA 130 on April 28, 2015

	g.	Updated Schedule dated May 1, 2015 to Participation Agreement between TST and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and Transamerica Premier Life Insurance Company filed with PEA 130 on April 28, 2015

(5)	Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and BlackRock Variable Series Funds, Inc. on behalf of Transamerica BlackRock Global Allocation VP dated May 1, 2009 filed with PEA No. 80 to the Registration Statement on April 30, 2009

(6)	Participation Agreement with Transamerica Advisors Life Insurance Company dated October 20, 2008, as amended, filed with PEA No. 91 to the Registration Statement on April 28, 2010

	a.	Amendment dated May 1, 2010 filed with PEA No. 91 to the Registration Statement on April 28, 2010

	b.	Amendment dated May 1, 2011 filed with PEA No. 95 to the Registration Statement on April 29, 2011

	c.	Amendment dated May 1, 2012 filed with PEA No. 106 to the Registration Statement on April 26, 2012

	d.	Amendment dated September 17, 2012 filed with PEA No. 114 to the Registration Statement on September 17, 2012

	e.	Amendment dated May 1, 2013 and updated Schedules dated February 5, 2014 and May 1, 2014 filed with PEA No. 123 to the Registration Statement on April 30, 2014

	f.	Updated Schedule dated May 1, 2015 to Participation Agreement between TST and Transamerica Advisors Life Insurance Company filed with PEA 130 on April 28, 2015

(7)	Master Sub-Administration Agreement dated December 17, 2012 filed with PEA No. 116 to the Registration Statement on February 13, 2013

	a.	Amended Schedule A dated May 1, 2015 filed with PEA No. 1 to the Registration Statement on Form N-14 on November 16, 2015

14	Consent of Independent Registered Certified Public Accounting Firm filed with PEA No. 1 to the Registration Statement on Form N-14 on November 16, 2015

15	n/a

16	Powers of Attorney filed with Part C to the Registration Statement on Form N-14 on October 9, 2015.

17

(1)	Joint Transamerica Series Trust and Transamerica Asset Management, Inc. Code of Ethics dated January 3, 2012 filed with PEA No. 106 to the Registration Statement on April 26, 2012

(2)	Aegon USA Investment Management, LLC filed with PEA 130 on April 28, 2015

(3)	Prospectus dated May 1, 2015, as supplemented, filed with PEA 130 on April 28, 2015

(4)	Statement of Additional Information dated May 1, 2015, as supplemented, filed with PEA 130 on April 28, 2015

(5)	Annual Report to Shareholders for the year ended December 31, 2014 filed with Form N-CSR on March 9, 2015

(6)	Semi-Annual Report to Shareholders for the period ended June 30, 2015 filed with Form N-CSR on September 8, 2015

Item 17

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 15th day of January, 2016.

TRANSAMERICA SERIES TRUST

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 2 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit Marijn P. Smit		Trustee, President and Chief Executive Officer	January 15, 2016

/s/ Sandra N. Bane Sandra N. Bane*		Trustee	January 15, 2016

/s/ Leo J. Hill Leo J. Hill*		Trustee	January 15, 2016

/s/ David W. Jennings David W. Jennings*		Trustee	January 15, 2016

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*		Trustee	January 15, 2016

/s/ Eugene M. Mannella Eugene M. Mannella*		Trustee	January 15, 2016

/s/ Patricia L. Sawyer Patricia L. Sawyer*		Trustee	January 15, 2016

/s/ John W. Waechter John W. Waechter*		Trustee	January 15, 2016

/s/ Alan F. Warrick Alan F. Warrick*		Trustee	January 15, 2016

/s/ Vincent J. Toner Vincent J. Toner		Vice President, Treasurer, and Principal Financial Officer	January 15, 2016

* By:	/s/ Tané T. Tyler Tané T. Tyler**	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	January 15, 2016

**	Attorney-in-fact pursuant to powers of attorney filed herein.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Series Trust

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(12)	Opinion of Counsel as to Tax Matters